Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

30. Supplemental guarantor financial information

The following guarantor financial information is presented to comply with U.S. SEC disclosure requirements of Rule 3-10 of Regulation S-X.

The issuances or exchanges of securities described below are related to securities fully and unconditionally guaranteed by AerCap Holdings N.V. (the “Parent Guarantor SEC registered”) and also jointly and severally guaranteed by AerCap Ireland Limited (the “Subsidiary Guarantor”).

In May 2012, AerCap Aviation Solutions B.V., a 100%- owned finance subsidiary of AerCap Holdings N.V., issued $300.0 million of 6.375% senior unsecured notes due 2017 (the “AerCap Aviation Notes”). The AerCap Aviation Notes were initially fully and unconditionally guaranteed by AerCap Holding N.V.

On November 9, 2012, we entered into a $285.0 million unsecured revolving credit facility which was guaranteed by AerCap Aviation Solutions B.V. and AerCap Ireland Ltd. The guarantee by AerCap Ireland Ltd under this facility triggered a springing guarantee under the AerCap Aviation Notes indenture.

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheet as of December 31, 2014 and 2013, the Condensed Consolidating Income Statement, Condensed Consolidating Statements of Cash Flows and Condensed Consolidating Statement of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012 of (a) AerCap Holdings N.V. (the “Parent Guarantor”), (b) AerCap Aviation Solutions B.V. (the “Issuer”), (c) AerCap Ireland Ltd (the “Subsidiary Guarantor”), (d) the non-guarantor subsidiaries, (e) elimination entries necessary to consolidate the Parent with the issuer, the guarantor subsidiaries and the non-guarantor subsidiaries and (f) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. Separate financial statements and other disclosures with respect to the guarantor subsidiaries have not been provided as management believes the following information is sufficient as the guarantor subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. A portion of our cash and cash equivalents is held by subsidiaries and access to such cash by us for group purposes is limited.

Condensed Consolidating Balance Sheet
	December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	7	-	816	667	-	1,490
Restricted cash	-	-	7	710	-	717
Flight equipment held for operating leases, net	-	-	568	31,417	-	31,985
Maintenance rights intangible and lease premium, net	-	-	3	3,903	-	3,906
Flight equipment held for sale	-	-	-	14	-	14
Net investment in finance and sales-type leases	-	-	25	322	-	347
Prepayments on flight equipment	-	-	2	3,485	-	3,487
Investments including investments in subsidiaries	7,902	-	2,298	116	(10,200)	116
Intercompany receivables and other assets	552	263	6,626	5,810	(11,446)	1,805
Total Assets	8,461	263	10,345	46,444	(21,646)	43,867
Liabilities and Equity
Debt	-	300	111	29,991	-	30,402
Intercompany payables and other liabilities	597	1	3,826	12,544	(11,446)	5,522
Total liabilities	597	301	3,937	42,535	(11,446)	35,924

Total AerCap Holdings N.V. shareholders' equity	7,864	(38)	6,408	3,830	(10,200)	7,864
Non-controlling interest	-	-	-	79	-	79
Total Equity	7,864	(38)	6,408	3,909	(10,200)	7,943
Total Liabilities and Equity	8,461	263	10,345	46,444	(21,646)	43,867

Condensed Consolidating Balance Sheet
	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	-	-	140	156	-	296
Restricted cash	-	-	5	268	-	273
Flight equipment held for operating leases, net	-	-	77	8,009	-	8,086
Net investment in finance and sales-type leases	-	-	32	-	-	32
Prepayments on flight equipment	-	-	29	195	-	224
Investments including investments in subsidiaries	2,408	-	1,479	112	(3,887)	112
Intercompany receivables and other assets	743	284	1,242	2,634	(4,475)	428
Total Assets	3,151	284	3,004	11,374	(8,362)	9,451
Liabilities and Equity
Debt	151	300	120	5,666	-	6,237
Intercompany payables and other liabilities	575	2	1,753	3,227	(4,772)	785
Total liabilities	726	302	1,873	8,893	(4,772)	7,022

Total AerCap Holdings N.V. shareholders' equity	2,425	(18)	1,131	2,477	(3,590)	2,425
Non-controlling interest	-	-	-	4	-	4
Total Equity	2,425	(18)	1,131	2,481	(3,590)	2,429
Total Liabilities and Equity	3,151	284	3,004	11,374	(8,362)	9,451

Condensed Consolidating Income Statement
	Year ended December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	81	3,417	-	3,498
Net gain on sale of assets	-	-	10	28	-	38
Other income	25	-	254	377	(552)	104
Total Revenues and other income	25	-	345	3,822	(552)	3,640
Expenses
Depreciation and amortization	-	-	9	1,273	-	1,282
Asset impairment	-	-	-	22	-	22
Interest expense	13	20	244	932	(428)	781
Leasing expenses	-	-	96	94	-	190
Transaction and integration related expenses	-	-	-	149	-	149
Selling, general and administrative expenses	83	-	72	269	(124)	300
Total Expenses	96	20	421	2,739	(552)	2,724
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	(20)	(76)	1,083	-	916
Provision for income taxes	(1)	-	(93)	(43)	-	(137)
Equity in net earnings of investments accounted for under the equity method	-	-	-	29	-	29
Net (loss) income before income from subsidiaries	(72)	(20)	(169)	1,069	-	808
Income (loss) from subsidiaries	882	-	869	(169)	(1,582)	-
Net income (loss)	810	(20)	700	900	(1,582)	808
Net loss attributable to non-controlling interest	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	810	(20)	700	902	(1,582)	810

Condensed Consolidating Income Statement
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	7	969	-	976
Net (loss) gain on sale of assets	-	-	(12)	42	12	42
Other income	5	8	157	10	(148)	32
Total Revenues and other income	5	8	152	1,021	(136)	1,050
Expenses
Depreciation and amortization	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Interest expense	10	20	152	171	(127)	226
Other expenses	-	-	-	49	-	49
Transaction and integration related expenses	-	-	-	11	-	11
Selling, general and administrative expenses	18	-	53	40	(21)	90
Total Expenses	28	20	208	632	(148)	740
(Loss) income before income taxes and income of investments accounted for under the equity method	(23)	(12)	(56)	389	12	310
Provision for income taxes	-	-	(6)	(20)	-	(26)
Equity in net earnings of investments accounted for under the equity method	-	-	-	11	-	11
Net (loss) income before income from subsidiaries	(23)	(12)	(62)	380	12	295
Income (loss) from subsidiaries	315	-	202	(62)	(455)	-
Net income (loss)	292	(12)	140	318	(443)	295
Net income attributable to non-controlling interest	-	-	-	(3)	-	(3)
Net income (loss) attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292

Condensed Consolidating Income Statement
	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	7	990	-	997
Net (loss) gain on sale of assets	-	-	(132)	79	7	(46)
Other income	6	7	109	6	(106)	22
Total Revenues and other income	6	7	(16)	1,075	(99)	973
Expenses						-
Depreciation and amortization	-	-	3	354	-	357
Asset impairment	-	-	-	13	-	13
Interest expense	5	12	177	176	(84)	286
Other expenses	-	-	3	76	-	79
Selling, general and administrative expenses	12	-	51	42	(22)	83
Total Expenses	17	12	234	661	(106)	818
(Loss) income before income taxes and income of investments accounted for under the equity method	(11)	(5)	(250)	414	7	155
Provision for income taxes	(1)	-	(8)	1	-	(8)
Equity in net earnings of investments accounted for under the equity method	-	-	-	12	-	12
Net (loss) income before income from subsidiaries	(12)	(5)	(258)	427	7	159
Income (loss) from subsidiaries	176	-	209	(258)	(127)	-
Net income (loss)	164	(5)	(49)	169	(120)	159
Net loss attributable to non-controlling interest	-	-	-	5	-	5
Net income (loss) attributable to AerCap Holdings N.V.	164	(5)	(49)	174	(120)	164

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss)	810	(20)	700	900	(1,582)	808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:						-
(Loss) income from subsidiaries	(882)	-	(869)	169	1,582	-
Dividend received	-	-	12	-	(12)	-
Depreciation and amortization	-	-	9	1,273	-	1,282
Asset impairment	-	-	-	22	-	22
Amortization of debt issuance costs and debt discount	3	1	-	82	-	86
Amortization of lease premium intangibles	-	-	-	18	-	18
Amortization of fair value adjustments on debt	-	-	-	(331)	-	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	-	-	72	-	72
Maintenance rights expense	-	-	-	129	-	129
Net gain on sale of assets	-	-	(10)	(27)	-	(37)
Deferred income taxes	-	-	93	23	-	116
Other	43	-	7	(47)	-	3
Cash flow from operating activities before changes in working capital	(26)	(19)	(58)	2,283	(12)	2,168
Working capital	163	19	1,131	(1,184)	-	129
Net cash provided by (used in) operating activities	137	-	1,073	1,099	(12)	2,297
Purchase of flight equipment	-	-	(1,198)	(892)	-	(2,090)
Proceeds from sale or disposal of assets	21	-	737	(188)	-	570
Prepayments on flight equipment	-	-	(2)	(456)	-	(458)
Acquisition of ILFC, net of cash acquired	-	-	-	(195)	-	(195)
Collections of finance and sales-type leases	-	-	-	58	-	58
Movement in restricted cash	-	-	1	281		282
Net cash provided by (used in) investing activities	21	-	(462)	(1,392)	-	(1,833)
Issuance of debt	-	-	43	5,369	-	5,412
Repayment of debt	(150)	-	(10)	(4,667)	-	(4,827)
Debt issuance costs paid	-	-	-	(135)	-	(135)
Maintenance payments received	-	-	26	536	-	562
Maintenance payments returned	-	-	-	(286)	-	(286)
Security deposits received	-	-	9	98	-	107
Security deposits returned	-	-	(2)	(97)	-	(99)
Dividend paid	-	-	-	(12)	12	-
Net cash (used in) provided by financing activities	(150)	-	66	806	12	734
Net increase in cash and cash equivalents	8	-	677	513	-	1,198
Effect of exchange rate changes	(1)	-	(1)	(2)	-	(4)
Cash and cash equivalents at beginning of period	-	-	140	156	-	296
Cash and cash equivalents at end of period	7	-	816	667	-	1,490

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss)	292	(12)	140	318	(443)	295
Adjustments to reconcile net income (loss) to net cash provided by operating activities:						-
(Loss) income from subsidiaries	(315)	-	(202)	62	455	-
Dividend received	-	-	3	-	(3)	-
Depreciation and amortization	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Amortization of debt issuance costs and debt discount	1	1	1	44	-	47
Amortization of lease premium intangibles	-	-	-	9	-	9
Net loss (gain) on sale of assets	-	-	12	(42)	(12)	(42)
Deferred income taxes	-	-	6	15	-	21
Other	9	-	-	(12)	-	(3)
Cash flow from operating activities before changes in working capital	(13)	(11)	(37)	755	(3)	691
Working capital	(136)	11	100	27	-	2
Net cash (used in) provided by operating activities	(149)	-	63	782	(3)	693
Purchase of flight equipment	-	-	-	(1,783)	-	(1,783)
Proceeds from sale or disposal of assets	-	-	-	664	-	664
Prepayments on flight equipment	-	-	20	(233)	-	(213)
Capital contributions to equity investments	-	-	-	(13)	-	(13)
Collections of finance and sales-type leases	-	-	-	3	-	3
Movement in restricted cash	-	-	-	8	-	8
Net cash provided by (used in) investing activities	-	-	20	(1,354)	-	(1,334)
Issuance of debt	150	-	-	2,150	-	2,300
Repayment of debt	-	-	(107)	(1,783)	-	(1,890)
Debt issuance costs paid	(2)	-	-	(43)	-	(45)
Maintenance payments received	-	-	3	98	-	101
Maintenance payments returned	-	-	-	(57)	-	(57)
Security deposits received	-	-	-	23	-	23
Security deposits returned	-	-	(3)	(12)	-	(15)
Dividend paid	-	-	-	(3)	3	-
Net cash provided by (used in) financing activities	148	-	(107)	373	3	417
Net decrease in cash and cash equivalents	(1)	-	(24)	(199)	-	(224)
Effect of exchange rate changes	-	-	1	(1)	-	-
Cash and cash equivalents at beginning of period	1	-	163	356	-	520
Cash and cash equivalents at end of period	-	-	140	156	-	296

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss)	164	(5)	(49)	169	(120)	159
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Loss) income from subsidiaries	(176)	-	(209)	258	127	-
Depreciation and amortization	-	-	3	354	-	357
Asset impairment	-	-	-	13	-	13
Amortization of debt issuance costs and debt discount	-	1	6	63	-	70
Amortization of lease premium intangibles	-	-	-	12	-	12
Net loss (gain) on sale of assets	-	-	132	(79)	(7)	46
Deferred income taxes	1	-	8	(1)	-	8
Other	7	-	-	2	-	9
Cash flow from operating activities before changes in working capital	(4)	(4)	(109)	791	-	674
Working capital	150	(291)	221	(98)	-	(18)
Net cash provided by (used in) operating activities	146	(295)	112	693	-	656
Purchase of flight equipment	-	-	-	(1,039)	-	(1,039)
Proceeds from sale or disposal of assets	-	-	-	781		781
Prepayments on flight equipment	-	-	(61)	25	-	(36)
Movement in restricted cash	-	-	-	(58)	-	(58)
Net cash used in investing activities	-	-	(61)	(291)	-	(352)
Issuance of debt	-	300	-	997	-	1,297
Repayment of debt	-	-	(47)	(1,167)	-	(1,214)
Debt issuance costs paid	-	(5)	-	(38)	-	(43)
Maintenance payments received	-	-	3	129	-	132
Maintenance payments returned	-	-	-	(50)	-	(50)
Security deposits received	-	-	-	26	-	26
Security deposits returned	-	-	(1)	(21)	-	(22)
Repurchase of shares	(320)	-	-	-	-	(320)
Net cash (used in) provided by financing activities	(320)	295	(45)	(124)	-	(194)
Net (decrease) increase in cash and cash equivalents	(174)	-	6	278	-	110
Effect of exchange rate changes	-	-	(1)	(1)	-	(2)
Cash and cash equivalents at beginning of period	175	-	158	79	-	412
Cash and cash equivalents at end of period	1	-	163	356	-	520

Condensed Consolidating Statement of Comprehensive Income
	December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	810	(20)	700	902	(1,582)	810
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	5	-	5
Net change in pension obligations, net of tax	-	-	3	(5)	-	(2)
Total other comprehensive income	-	-	3	-	-	3
Share of other comprehensive income (loss) from subsidiaries	3	-	-	-	(3)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	813	(20)	703	902	(1,585)	813

	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	5	-	5
Net change in pension obligations, net of tax	-	-	-	-	-	-
Total other comprehensive income	-	-	-	5	-	5
Share of other comprehensive income (loss) from subsidiaries	5		5	-	(10)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	297	(12)	145	320	(453)	297

	December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	164	(5)	(49)	174	(120)	164
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	(1)	-	(1)
Net change in pension obligations, net of tax	-	-	(3)	(2)	-	(5)
Total other comprehensive loss	-	-	(3)	(3)	-	(6)
Share of other comprehensive (loss) income from subsidiaries	(6)	-	(3)	-	9	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	158	(5)	(55)	171	(111)	158

30.1  Supplemental guarantor financial information

AGAT/AICL Notes

The following guarantor financial information is presented to comply with U.S. SEC disclosure requirements of Rule 3.10 of Regulation S-X.

The issuances of securities described below relate to securities jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. (the “Parent Guarantor”) and by AerCap Ireland Limited, AerCap Aviation Solutions B.V., International Lease Finance Corporation and AerCap U.S. Global Aviation LLC (together, the “Subsidiary Guarantors”).

       In May 2014, AerCap Global Aviation Trust (“AerCap Trust”) and AerCap Ireland Capital Limited (“AerCap Ireland Capital”), each a wholly-owned subsidiary of the Parent Guarantor, co-issued $2.6 billion aggregate principal amount of senior notes (the “Acquisition Notes”), and in September 2014, AerCap Trust and AerCap Ireland Capital co-issued $800 million aggregate principal amount of 5.00% senior notes (the “5.00% Notes,” and together with the Acquisition Notes, the “AGAT/AICL Notes”). The AGAT/AICL Notes are jointly and severally and fully and unconditionally guaranteed by the Parent Guarantor and the Subsidiary Guarantors.

       The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheet as of December 31, 2014, 2013 and 2012, the Condensed Consolidating Income Statement, Condensed Consolidating Statements of Cash Flows and Condensed Consolidating Statement of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012 of (a) the Parent Guarantor, (b) AerCap Trust and AerCap Ireland Capital, (c) the Subsidiary Guarantors on a combined basis, (d) the non-guarantor subsidiaries on a combined basis, (e) elimination entries necessary to consolidate the Parent Guarantor with AerCap Trust and AerCap Ireland Capital, the Subsidiary Guarantors and the non-guarantor subsidiaries and (f) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. A portion of our cash and cash equivalents is held by subsidiaries and access to such cash by us for group purposes is limited.

       In accordance with Rule 3-10 of Regulation S-X, separate financial statements and other disclosures with respect to the Subsidiary Guarantors have not been provided, as the Subsidiary Guarantors are 100% owned by the Parent Guarantor, all guarantees of the AGAT/AICL Notes are joint and several and full and unconditional and the Parent Guarantor’s financial statements have been filed in this annual report for the periods specified by Rules 3-01 and 3-02 of Regulation S-X.

Condensed Consolidating Balance Sheet
	December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	7	225	14	1,006	238	-	1,490
Restricted cash	-	-	-	7	710	-	717
Flight equipment held for operating leases, net	-	14,102	-	781	17,102	-	31,985
Maintenance rights intangible and lease premium, net	-	2,235	-	18	1,653	-	3,906
Flight equipment held for sale	-	5	-	-	9	-	14
Net investment in finance and sales-type leases	-	29	-	71	160	87	347
Prepayments on flight equipment	-	3,154	-	15	318	-	3,487
Investments including investments in subsidiaries	7,902	493	5,242	3,170	126	(16,817)	116
Intercompany receivables and other assets	552	11,415	65	8,541	9,395	(28,163)	1,805
Total Assets	8,461	31,658	5,321	13,609	29,711	(44,893)	43,867
Liabilities and Equity
Debt	-	19,457	-	453	10,492	-	30,402
Intercompany payables and other liabilities	597	6,959	4,730	6,217	15,095	(28,076)	5,522
Total liabilities	597	26,416	4,730	6,670	25,587	(28,076)	35,924

Total AerCap Holdings N.V. shareholders' equity	7,864	5,242	591	6,862	4,122	(16,817)	7,864
Non-controlling interest	-	-	-	77	2	-	79
Total Equity	7,864	5,242	591	6,939	4,124	(16,817)	7,943
Total Liabilities and Equity	8,461	31,658	5,321	13,609	29,711	(44,893)	43,867

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Balance Sheet
	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	-	-	-	140	156	-	296
Restricted cash	-	-	-	5	268	-	273
Flight equipment held for operating leases, net	-	-	-	77	8,009	-	8,086
Net investment in finance and sales-type leases	-	-	-	32	-	-	32
Prepayments on flight equipment	-	-	-	29	195	-	224
Investments including investments in subsidiaries	2,408	-	-	1,479	112	(3,887)	112
Intercompany receivables and other assets	743	-	-	1,526	2,634	(4,475)	428
Total Assets	3,151	-	-	3,288	11,374	(8,362)	9,451
Liabilities and Equity
Debt	151	-	-	420	5,666	-	6,237
Intercompany payables and other liabilities	575	-	11	1,755	3,216	(4,772)	785
Total liabilities	726	-	11	2,175	8,882	(4,772)	7,022

Total AerCap Holdings N.V. shareholders' equity	2,425	-	(11)	1,113	2,488	(3,590)	2,425
Non-controlling interest	-	-	-	-	4	-	4
Total Equity	2,425	-	(11)	1,113	2,492	(3,590)	2,429
Total Liabilities and Equity	3,151	-	-	3,288	11,374	(8,362)	9,451

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year ended December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	810	10	229	2,449	-	3,498
Net gain on sale of assets	-	8	-	10	20	-	38
Other income	25	317	-	333	342	(913)	104
Total Revenues and other income	25	1,135	10	572	2,811	(913)	3,640
Expenses
Depreciation and amortization	-	501	-	53	728	-	1,282
Asset impairment	-	3	-	-	19	-	22
Interest expense	13	443	18	317	715	(725)	781
Leasing expenses	-	(425)	11	133	471	-	190
Transaction and integration related expenses	-	-	94	26	29	-	149
Selling, general and administrative expenses	83	80	3	142	180	(188)	300
Total Expenses	96	602	126	671	2,142	(913)	2,724
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	533	(116)	(99)	669	-	916
Provision for income taxes	(1)	(56)	10	(33)	(57)	-	(137)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	29	-	29
Net (loss) income before income from subsidiaries	(72)	477	(106)	(132)	641	-	808
Income (loss) from subsidiaries	882	205	683	988	79	(2,837)	-
Net income (loss)	810	682	577	856	720	(2,837)	808
Net loss attributable to non-controlling interest	-	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	810	682	577	856	722	(2,837)	810

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	-	7	969	-	976
Net (loss) gain on sale of assets	-	-	-	(12)	42	12	42
Other income	5	-	-	165	10	(148)	32
Total Revenues and other income	5	-	-	160	1,021	(136)	1,050
Expenses
Depreciation and amortization	-	-	-	3	335	-	338
Asset impairment	-	-	-	-	26	-	26
Interest expense	10	-	-	172	171	(127)	226
Other expenses	-	-	-	-	49	-	49
Transaction and integration related expenses	-	-	11	-	-	-	11
Selling, general and administrative expenses	18	-	-	53	40	(21)	90
Total Expenses	28	-	11	228	621	(148)	740
(Loss) income before income taxes and income of investments accounted for under the equity method	(23)	-	(11)	(68)	400	12	310
Provision for income taxes	-	-	-	(6)	(20)	-	(26)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	11	-	11
Net (loss) income before income from subsidiaries	(23)	-	(11)	(74)	391	12	295
Income (loss) from subsidiaries	315	-	-	202	(62)	(455)	-
Net income (loss)	292	-	(11)	128	329	(443)	295
Net income attributable to non-controlling interest	-	-	-	-	(3)	-	(3)
Net income (loss) attributable to AerCap Holdings N.V.	292	-	(11)	128	326	(443)	292

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	-	7	990	-	997
Net (loss) gain on sale of assets	-	-	-	(132)	79	7	(46)
Other income	6	-	-	116	6	(106)	22
Total Revenues and other income	6	-	-	(9)	1,075	(99)	973
Expenses
Depreciation and amortization	-	-	-	3	354	-	357
Asset impairment	-	-	-	-	13	-	13
Interest expense	5	-	-	189	176	(84)	286
Other expenses	-	-	-	3	76	-	79
Selling, general and administrative expenses	12	-	-	51	42	(22)	83
Total Expenses	17	-	-	246	661	(106)	818
(Loss) income before income taxes and income of investments accounted for under the equity method	(11)	-	-	(255)	414	7	155
Provision for income taxes	(1)	-	-	(8)	1	-	(8)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	12	-	12
Net (loss) income before income from subsidiaries	(12)	-	-	(263)	427	7	159
Income (loss) from subsidiaries	176	-	-	209	(258)	(127)	-
Net income (loss)	164	-	-	(54)	169	(120)	159
Net loss attributable to non-controlling interest	-	-	-	-	5	-	5
Net income (loss) attributable to AerCap Holdings N.V.	164	-	-	(54)	174	(120)	164
(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	810	682	577	856	720	(2,837)	808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Loss) income from subsidiaries	(882)	(205)	(683)	(988)	(79)	2,837	-
Dividend received	-	-	-	12	-	(12)	-
Depreciation and amortization	-	501	-	53	728	-	1,282
Asset impairment	-	3	-	-	19	-	22
Amortization of debt issuance costs and debt discount	3	304	-	25	(246)	-	86
Amortization of lease premium intangibles	-	5	-	-	13	-	18
Amortization of fair value adjustments on debt	-	(325)	-	-	(6)	-	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	38	-	1	33	-	72
Maintenance rights expense	-	68	-	9	52	-	129
Net gain on sale of assets	-	-	-	(10)	(27)	-	(37)
Deferred income taxes	-	56	10	33	17	-	116
Other	43	-	-	17	(57)	-	3
Cash flow from operating activities before changes in working capital	(26)	1,127	(96)	8	1,167	(12)	2,168
Working capital	163	353	110	(729)	232	-	129
Net cash provided by (used in) operating activities	137	1,480	14	(721)	1,399	(12)	2,297
Purchase of flight equipment	-	-	-	(1,198)	(892)	-	(2,090)
Proceeds from sale or disposal of assets	21	-	-	738	(189)	-	570
Prepayments on flight equipment	-	-	-	(2)	(456)	-	(458)
Acquisition of ILFC, net of cash acquired	-	(2,400)	-	2,205	-	-	(195)
Collections of finance and sales-type leases	-	-	-	18	40	-	58
Movement in restricted cash	-	-	-	(2)	284	-	282
Net cash provided by (used in) investing activities	21	(2,400)	-	1,759	(1,213)	-	(1,833)
Issuance of debt	-	3,400	-	43	1,969	-	5,412
Repayment of debt	(150)	(2,353)	-	(10)	(2,314)	-	(4,827)
Debt issuance costs paid	-	(45)	-	(20)	(70)	-	(135)
Maintenance payments received	-	195	-	42	325	-	562
Maintenance payments returned	-	(89)	-	(101)	(96)	-	(286)
Security deposits received	-	39	-	9	59	-	107
Security deposits returned	-	(2)	-	(133)	36	-	(99)
Dividend paid	-	-	-	-	(12)	12	-
Net cash (used in) provided by financing activities	(150)	1,145	-	(170)	(103)	12	734
Net increase in cash and cash equivalents	8	225	14	868	83	-	1,198
Effect of exchange rate changes	(1)	-	-	(2)	(1)	-	(4)
Cash and cash equivalents at beginning of period	-	-	-	140	156	-	296
Cash and cash equivalents at end of period	7	225	14	1,006	238	-	1,490

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	292	-	(11)	128	329	(443)	295
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Loss) income from subsidiaries	(315)	-	-	(202)	62	455	-
Dividend received	-	-	-	3	-	(3)	-
Depreciation and amortization	-	-	-	3	335	-	338
Asset impairment	-	-	-	-	26	-	26
Amortization of debt issuance costs and debt discount	1	-	-	2	44	-	47
Amortization of lease premium intangibles	-	-	-	-	9	-	9
Net loss (gain) on sale of assets	-	-	-	12	(42)	(12)	(42)
Deferred income taxes	-	-	-	6	15	-	21
Other	9	-	-	-	(12)	-	(3)
Cash flow from operating activities before changes in working capital	(13)	-	(11)	(48)	766	(3)	691
Working capital	(136)	-	11	111	16	-	2
Net cash (used in) provided by operating activities	(149)	-	-	63	782	(3)	693
Purchase of flight equipment	-	-	-	-	(1,783)	-	(1,783)
Proceeds from sale or disposal of assets	-	-	-	-	664	-	664
Prepayments on flight equipment	-	-	-	20	(233)	-	(213)
Capital contributions to equity investments	-	-	-	-	(13)	-	(13)
Collections of finance and sales-type leases	-	-	-	-	3	-	3
Movement in restricted cash	-	-	-	-	8	-	8
Net cash provided by (used in) investing activities	-	-	-	20	(1,354)	-	(1,334)
Issuance of debt	150	-	-	-	2,150	-	2,300
Repayment of debt	-	-	-	(107)	(1,783)	-	(1,890)
Debt issuance costs paid	(2)	-	-	-	(43)	-	(45)
Maintenance payments received	-	-	-	3	98	-	101
Maintenance payments returned	-	-	-	-	(57)	-	(57)
Security deposits received	-	-	-	-	23	-	23
Security deposits returned	-	-	-	(3)	(12)	-	(15)
Dividend paid	-	-	-	-	(3)	3	-
Net cash provided by (used in) financing activities	148	-	-	(107)	373	3	417
Net decrease in cash and cash equivalents	(1)	-	-	(24)	(199)	-	(224)
Effect of exchange rate changes	-	-	-	1	(1)	-	-
Cash and cash equivalents at beginning of period	1	-	-	163	356	-	520
Cash and cash equivalents at end of period	-	-	-	140	156	-	296
(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	164	-	-	(54)	169	(120)	159
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Loss) income from subsidiaries	(176)	-	-	(209)	258	127	-
Depreciation and amortization	-	-	-	3	354	-	357
Asset impairment	-	-	-	-	13	-	13
Amortization of debt issuance costs and debt discount	-	-	-	7	63	-	70
Amortization of lease premium intangibles	-	-	-	-	12	-	12
Net loss (gain) on sale of assets	-	-	-	132	(79)	(7)	46
Deferred income taxes	1	-	-	8	(1)	-	8
Other	7	-	-	-	2	-	9
Cash flow from operating activities before changes in working capital	(4)	-	-	(113)	791	-	674
Working capital	150	-	-	(70)	(98)	-	(18)
Net cash provided by (used in) operating activities	146	-	-	(183)	693	-	656
Purchase of flight equipment	-	-	-	-	(1,039)	-	(1,039)
Proceeds from sale or disposal of assets	-	-	-	-	781	-	781
Prepayments on flight equipment	-	-	-	(61)	25	-	(36)
Movement in restricted cash	-	-	-	-	(58)	-	(58)
Net cash used in investing activities	-	-	-	(61)	(291)	-	(352)
Issuance of debt	-	-	-	300	997	-	1,297
Repayment of debt	-	-	-	(47)	(1,167)	-	(1,214)
Debt issuance costs paid	-	-	-	(5)	(38)	-	(43)
Maintenance payments received	-	-	-	3	129	-	132
Maintenance payments returned	-	-	-	-	(50)	-	(50)
Security deposits received	-	-	-	-	26	-	26
Security deposits returned	-	-	-	(1)	(21)	-	(22)
Repurchase of shares	(320)	-	-	-	-	-	(320)
Dividend paid	-	-	-	-	-	-	-
Net cash (used in) provided by financing activities	(320)	-	-	250	(124)	-	(194)
Net (decrease) increase in cash and cash equivalents	(174)	-	-	6	278	-	110
Effect of exchange rate changes	-	-	-	(1)	(1)	-	(2)
Cash and cash equivalents at beginning of period	175	-	-	158	79	-	412
Cash and cash equivalents at end of period	1	-	-	163	356	-	520
(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Comprehensive Income

	December 31, 2014 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	810	682	577	856	722	(2,837)	810
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	-	5	-	5
Net change in pension obligations, net of tax	-	-	-	3	(5)	-	(2)
Total other comprehensive income	-	-	-	3	-	-	3
Share of other comprehensive income (loss) from subsidiaries	3	-	-	-	-	(3)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	813	682	577	859	722	(2,840)	813

--------------------------

a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	292	-	(11)	128	326	(443)	292
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	-	5	-	5
Net change in pension obligations, net of tax	-	-	-	-	-	-	-
Total other comprehensive income	-	-	-	-	5	-	5
Share of other comprehensive income (loss) from subsidiaries	5	-	-	5	-	(10)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	297	-	(11)	133	331	(453)	297

--------------------------

a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

	December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	164	-	-	(54)	174	(120)	164
Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	-	(1)	-	(1)
Net change in pension obligations, net of tax	-	-	-	(3)	(2)	-	(5)
Total other comprehensive loss	-	-	-	(3)	(3)	-	(6)
Share of other comprehensive (loss) income from subsidiaries	(6)	-	-	(3)	-	9	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	158	-	-	(60)	171	(111)	158

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.